PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 80,481	$ 158,333	$ 220,413
Gross profit	68,214	140,534	203,017
General and administrative expenses	77,509	99,911	119,577
Operating loss	(39,975)	(10,836)	22,509
Foreign exchange gain (loss)	1,222	2,667	(2,784)
Interest income	6,854	11,925	12,562
Interest expenses	(10,765)	(16,679)	(21,278)
Investment income, net	523	34,253	465
Loss before income taxes	(39,790)	3,920	(5,742)
Income tax expenses	(35,772)	(23,504)	(3,006)
Net loss	(75,562)	(19,584)	(8,748)
Other comprehensive income (loss)
Foreign currency translation adjustments	(47,413)	34,089	102,613
Gain on intra-entity foreign transactions of long-term investment nature	(2,794)	756	2,089
Total comprehensive income (loss)	(125,769)	15,261	95,954
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	2,257	8,347	42,744
Operating loss	(2,257)	(8,347)	(42,744)
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	(69,947)	(6,291)	66,199
Foreign exchange gain (loss)	264	2,814	(1,928)
Interest income	484	22	59
Interest expenses	(4,932)	(7,452)	(10,043)
Change in fair value of securities	826	(19,142)	(21,807)
Investment income, net		18,812	1,514
Loss before income taxes	(75,562)	(19,584)	(8,750)
Net loss	(75,562)	(19,584)	(8,750)
Other comprehensive income (loss)
Foreign currency translation adjustments	(47,413)	34,089	102,613
Gain on intra-entity foreign transactions of long-term investment nature	(2,794)	756	2,089
Other comprehensive income (loss)	(50,207)	34,845	104,702
Total comprehensive income (loss)	$ (125,769)	$ 15,261	$ 95,952